Other Expense, Net	12 Months Ended
Dec. 31, 2012
Other Expense, Net Disclosure
Other Expense, Net [Text Block]

Note 4.       Other Expense, Net

       The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2012	2011	2010

Interest Income	$25.2	$26.8	$12.4
Interest Expense	(241.6)	(175.3)	(84.7)
Other Items, Net	3.7	30.5	(28.1)

	$(212.7)	$(118.0)	$(100.4)

Other Items, Net

       In 2011, other items, net includes $28 million of gains on currency exchange contracts associated with the acquisition of Phadia and an $18 million gain on the sale of an equity investment accounted for under the cost method, offset in part by $10 million of fees associated with a short-term financing commitment to fund the Phadia acquisition.

       During 2010, the company redeemed all of its outstanding 6 1/8% Senior Subordinated Notes due 2015. The company recorded a loss on the early extinguishment of debt of $17 million, principally as a result of this redemption. The company recorded $8 million of fees associated with short-term financing commitments for the purchase of Dionex.